TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2020
TRADE ACCOUNTS RECEIVABLE, NET
TRADE ACCOUNTS RECEIVABLE, NET

NOTE 4. TRADE ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
Third Parties	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥72,180,616	¥53,752,527	$7,603,194
Allowance for doubtful accounts	(3,645,334)	(5,508,512)	(779,168)
Total third-parties, net	¥68,535,282	¥48,244,015	$6,824,026

	June 30,	June 30,	June 30,
	2019	2020	2020
Related Party	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥3,409,912	¥3,409,912	$482,326
Allowance for doubtful accounts	—	(340,992)	(48,233)
Total related-party, net	¥3,409,912	¥3,068,920	$434,093

Net recovery of provision made for doubtful accounts of accounts receivables due to third parties was ¥1,013,100 for the year ended June 30, 2018, provision made for doubtful accounts of accounts receivable due from third parties was ¥392,929 and ¥2,204,170  ($311,775) for the years ended June 30, 2019 and 2020, respectively.

Provision made for doubtful accounts of accounts receivable due from related-party was ¥0 and ¥340,992 ($48,233) for the years ended June 30, 2019 and 2020, respectively. The Company records allowance for doubtful accounts of related-party according to its general accounting policy, while the Company also makes great efforts to prevent any not-collection of receivables from related party. As of the date of this report, the outstanding balance was received in full by the Company, the collection schedule of which if affected by COVID-19.

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥3,252,405	¥3,645,334	$515,626
Charge to expense	392,929	2,204,170	311,775
Ending balance	¥3,645,334	¥5,849,504	$827,401